Consolidated Statement of Assets and Liabilities - USD ($) shares in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Non-controlled/non-affiliate company investments	$ 11,549,149,400	$ 2,577,558,100	[1],[2],[3]
Cash and cash equivalents	165,777,000	57,972,000
Restricted cash	4,650,000
Interest receivable	110,917,000	18,126,000
Receivable for open trades	254,059,000	21,971,000
Other assets	65,362,000	29,925,000
Total assets	12,149,914,000	2,705,552,000
LIABILITIES
Debt	4,527,184,000	710,325,000
Base management fee payable	6,272,000	1,851,000
Income based fee payable	15,830,000	4,606,000
Capital gains incentive fee payable	13,324,000	3,162,000
Interest and facility fees payable	58,448,000	1,656,000
Payable for open trades	1,537,150,000	199,602,000
Accounts payable and other liabilities	45,218,000	9,089,000
Distribution payable	45,138,000	13,645,000
Distribution and servicing fee payable	654,000	224,000
Total liabilities	6,249,218,000	944,160,000
NET ASSETS
Common shares, par value $0.01 per share, unlimited common shares authorized; 213,687 and 64,721 common shares issued and outstanding, respectively	2,137,000	647,000
Capital in excess of par value	5,797,967,000	1,719,185,000
Accumulated undistributed earnings	100,592,000	41,560,000
Total net assets	5,900,696,000	1,761,392,000
Total liabilities and net assets	12,149,914,000	2,705,552,000
NET ASSET VALUE PER SHARE
Net assets	$ 5,900,696,000	$ 1,761,392,000
Common shares outstanding (in shares)	213,687	64,721
Class I
NET ASSETS
Total net assets	$ 4,761,183,000	$ 1,413,632,000
NET ASSET VALUE PER SHARE
Net assets	$ 4,761,183,000	$ 1,413,632,000
Common shares outstanding (in shares)	172,421	51,943
Net asset value per share (in dollars per share)	$ 27.61	$ 27.22
Class S
NET ASSETS
Total net assets	$ 814,414,000	$ 298,608,000
NET ASSET VALUE PER SHARE
Net assets	$ 814,414,000	$ 298,608,000
Common shares outstanding (in shares)	29,493	10,972
Net asset value per share (in dollars per share)	$ 27.61	$ 27.22
Class D
NET ASSETS
Total net assets	$ 325,099,000	$ 49,152,000
NET ASSET VALUE PER SHARE
Net assets	$ 325,099,000	$ 49,152,000
Common shares outstanding (in shares)	11,773	1,806
Net asset value per share (in dollars per share)	$ 27.61	$ 27.22
Non-controlled/non-affiliate company investments
ASSETS
Non-controlled/non-affiliate company investments	$ 11,462,556,000	$ 2,577,558,000
Non-controlled affiliate company investments
ASSETS
Non-controlled/non-affiliate company investments	$ 86,593,400

[1]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[2]	All investments are non-controlled, non-affiliated investments. Non-controlled, non-affiliated investments are defined as investments in which the Fund owns less than 5% of the portfolio company’s outstanding voting securities and does not have the power to exercise control over the management or policies of such portfolio company.
[3]	As of December 31, 2023, the estimated net unrealized gain for federal tax purposes was $20.8 million based on a tax cost basis of $2.6 billion. As of December 31, 2023, the estimated aggregate gross unrealized gain for federal income tax purposes was $24.3 million and the estimated aggregate gross unrealized loss for federal income tax purposes was $3.5 million.